Description of Business and Basis of Presentation (Details Textual) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 93,000	$ 111,000	$ 93,000	$ 72,000	$ 17,000	$ 24,000	$ 41,000	$ 0	$ (41,000)	$ 135,000	$ 89,000	$ 293,000	$ 24,000
Cash on hand	1,903,000	558,000				722,000				1,903,000		558,000	722,000
Total unsecured outstanding debt	7,520,000	5,802,000				3,239,000				7,520,000		5,802,000	3,239,000
Credit line availability	1,500,000	1,500,000				1,500,000				1,500,000		1,500,000	1,500,000
Amount Not Loaned But Obligated	4,055,000	1,745,000				$ 1,449,000				4,055,000		1,745,000	$ 1,449,000
Borrowings under purchase and sale agreements	829,000	0								829,000		0
Interest escrow	$ 539	$ 249								$ 539		$ 249
Loan Commitment Percentage From Largest Borrower	63.00%	60.00%								63.00%		60.00%
Proceeds from Notes Payable										$ 6,691,000		$ 5,427,000